Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Long term Debt

At December 31,	2017 Weighted- average Coupon(1)	2017	2016
(millions, except percentages)
Dominion Energy Gas Holdings, LLC:
Unsecured Senior Notes:
2.5% and 2.8%, due 2019 and 2020	2.68%	$1,150	$1,150
2.875% to 4.8%, due 2023 to 2044(2)	3.90%	2,450	2,413
Dominion Energy Gas Holdings, LLC total principal		$3,600	$3,563
Unamortized discount and debt issuance costs		(30)	(35)
Dominion Energy Gas Holdings, LLC total long-term debt		$3,570	$3,528
Virginia Electric and Power Company:
Unsecured Senior Notes:
1.2% to 7.25%, due 2017 to 2022	3.92%	$1,950	$2,554
2.75% to 8.875%, due 2023 to 2047	4.53%	8,690	7,190
Tax-Exempt Financings(3):
Variable rates, due 2017 to 2027	1.27%	100	175
1.75% to 5.6%, due 2023 to 2041	2.25%	678	678
Virginia Electric and Power Company total principal		$11,418	$10,597
Securities due within one year	4.17%	(850)	(678)
Unamortized discount, premium and debt issuances costs, net		(72)	(67)
Virginia Electric and Power Company total long-term debt		$10,496	$9,852
Dominion Energy, Inc.:
Unsecured Senior Notes:
Variable rates, due 2019 and 2020	1.99%	$800	$—
1.25% to 6.4%, due 2017 to 2022	2.95%	5,800	5,750
2.85% to 7.0%, due 2024 to 2044	4.72%	5,049	4,649
Tax-Exempt Financing, variable rate, due 2041(4)		—	75
Unsecured Junior Subordinated Notes:
2.579% to 4.104%, due 2019 to 2021	3.08%	2,100	1,100
Payable to Affiliated Trust, 8.4% due 2031	8.40%	10	10
Enhanced Junior Subordinated Notes:
5.25% and 5.75%, due 2054 and 2076	5.48%	1,485	1,485
Variable rates, due 2066	4.15%	422	422
Remarketable Subordinated Notes, 1.5% and 2.0%, due 2020 to 2024	2.00%	1,400	2,400
Unsecured Debentures and Senior Notes(5):
6.8% and 6.875%, due 2026 and 2027	6.81%	89	89
Term Loan, variable rate, due 2017(6)		—	250
Unsecured Senior and Medium-Term Notes(6):
5.31% to 6.85%, due 2017 and 2018	5.72%	120	135
2.98% to 7.20%, due 2024 to 2051	4.37%	600	500
Term Loans, variable rates, due 2023 and 2024(7)	3.74%	638	405
Tax-Exempt Financing, 1.55%, due 2033(8)	1.55%	27	27
Dominion Energy Midstream Partners, LP:
Term Loan, variable rate, due 2019	2.74%	300	300
Unsecured Senior and Medium-Term Notes, 5.83% and 6.48%, due 2018(9)	5.84%	255	255
Unsecured Senior Notes, 4.875%, due 2041(9)	4.88%	180	180
Dominion Energy Gas Holdings, LLC total principal (from above)		3,600	3,563
Virginia Electric and Power Company total principal (from above)		11,418	10,597
Dominion Energy, Inc. total principal		$34,293	$32,192
Fair value hedge valuation(10)		(22)	(1)
Securities due within one year(11) (12)	3.44%	(3,078)	(1,709)
Unamortized discount, premium and debt issuance costs, net		(245)	(251)
Dominion Energy, Inc. total long-term debt		$30,948	$30,231

(1)	Represents weighted-average coupon rates for debt outstanding as of December 31, 2017.
(2)	Amount includes foreign currency remeasurement adjustments.
(3)	These financings relate to certain pollution control equipment at Virginia Power’s generating facilities. As of December 31, 2017, certain variable rate tax-exempt financings are supported by a $100 million credit facility that terminates in April 2020. In February 2018, Virginia Power provided notice to redeem three series of variable rate tax-exempt financings with an aggregate outstanding principal of $100 million. The financings would otherwise mature in 2024, 2026 and 2027.
(4)	Represents variable rate Massachusetts Development Finance Agency Solid Waste Disposal Revenue Bonds due in 2041 repaid in August 2017.
(5)	Represents debt assumed by Dominion Energy from the merger of its former CNG subsidiary.
(6)	Represents debt obligations of Dominion Energy Questar or Questar Gas. See Note 3 for more information.
(7)	Represents debt associated with SBL Holdco and Dominion Solar Projects III, Inc. The debt is nonrecourse to Dominion Energy and is secured by SBL Holdco’s and Dominion Solar Projects III, Inc.’s interest in certain merchant solar facilities.
(8)	Represents debt obligations of a DGI subsidiary.
(9)	Represents debt obligations of Dominion Energy Questar Pipeline. See Note 3 for more information.
(10)	Represents the valuation of certain fair value hedges associated with Dominion Energy’s fixed rate debt.
(11)	Excludes $250 million of Dominion Energy Questar Pipeline’s senior notes that matured in February 2018 which were repaid using proceeds from the January 2018 issuance, through private placement, of $100 million of 3.53% senior notes and $150 million of 3.91% senior notes that mature in 2028 and 2038, respectively.
(12)	Includes $20 million of estimated mandatory prepayments due within one year based on estimated cash flows in excess of debt service at SBL Holdco and Dominion Solar Projects III, Inc.

Scheduled Principal Payments of Long-Term Debt

Based on stated maturity dates rather than early redemption dates that could be elected by instrument holders, the scheduled principal payments of long-term debt at December 31, 2017, were as follows:

	2018	2019	2020	2021	2022	Thereafter	Total
(millions, except percentages)
Dominion Energy Gas	$—	$450	$700	$—	$—	$2,450	$3,600
Weighted-average Coupon		2.50%	2.80%			3.90%
Virginia Power
Unsecured Senior Notes	$850	$350	$—	$—	$750	$8,690	$10,640
Tax-Exempt Financings	—	—	—	—	—	778	778
Total	$850	$350	$—	$—	$750	$9,468	$11,418
Weighted-average Coupon	4.17%	5.00%			3.15%	4.33%
Dominion Energy
Term Loans(1)	$36	$336	$35	$35	$34	$462	$938
Unsecured Senior Notes(2)	3,275	3,400	1,000	900	1,500	17,058	27,133
Tax-Exempt Financings	—	—	—	—	—	805	805
Unsecured Junior Subordinated Notes Payable to Affiliated Trusts	—	—	—	—	—	10	10
Unsecured Junior Subordinated Notes	—	550	1,000	550	—	—	2,100
Enhanced Junior Subordinated Notes	—	—	—	—	—	1,907	1,907
Remarketable Subordinated Notes	—	—	—	700	—	700	1,400
Total	$3,311	$4,286	$2,035	$2,185	$1,534	$20,942	$34,293
Weighted-average Coupon	3.62%	2.89%	2.58%	3.12%	2.97%	4.38%

(1)	Excludes mandatory prepayments associated with SBL Holdco and Dominion Solar Projects III, Inc. based on cash flows in excess of debt service. At December 31, 2017, $20 million of estimated mandatory prepayments due within one year were included in securities due within one year in Dominion Energy’s Consolidated Balance Sheets.
(2)	In February 2018, $250 million of Dominion Energy Questar Pipeline’s senior notes were repaid using proceeds from the January 2018 issuance, through private placements, of $100 million of 3.53% senior notes and $150 million of 3.91% senior notes that mature in 2028 and 2038, respectively. As a result, at December 31, 2017, $250 million was included in long-term debt in the Consolidated Balance Sheets.

Schedule of Capital Units

Selected information about Dominion Energy’s equity units is presented below:

Issuance Date	Units Issued	Total Net Proceeds	Total Long-term Debt	RSN Annual Interest Rate		Stock Purchase Contract Annual Rate	Stock Purchase Contract Liability(1)	Stock Purchase Settlement Date
(millions, except interest rates)
8/15/2016(2)	28	$1,374.8	$1,400.0	2.000	%(3)	4.750%	$190.6	8/15/2019

(1)	Payments of $101 million and $94 million were made in 2017 and 2016, respectively, including payments for the remarketed 2013 Series A and B notes and the remarketed 2014 Series A notes. The stock purchase contract liability was $111 million and $212 million at December 31, 2017 and 2016, respectively.
(2)	The maturity dates of the $700 million Series A-1 RSNs and $700 million Series A-2 RSNs are August 15, 2021 and August 15, 2024, respectively.
(3)	Annual interest rate applies to each of the Series A-1 RSNs and Series A-2 RSNs.